Retirement Plans (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Compensation and Retirement Disclosure [Abstract]
Components of Net Pension and Other Post Retirement Benefit Costs

The components of net pension and other postretirement benefit costs for Company sponsored plans for the periods presented are provided below (in thousands):

	39-weeks Ended
	Pension Benefits		Other Postretirement Plans
	October 1,	September 26,	October 1,	September 26,
	2016	2015	2016	2015
Service cost	$2,887	$31,617	$28	$28
Interest cost	30,344	30,016	221	198
Expected return on plan assets	(36,220)	(40,805)	—	—
Amortization of prior service cost (credit)	118	146	5	(47)
Amortization of net loss (gain)	6,191	9,053	(53)	11
Settlements	2,250	1,950	—	—

Net periodic benefit costs	$5,570	$31,977	$201	$190

The components of net pension and other postretirement benefit costs (credits) for the last three fiscal years were as follows (in thousands):

	Pension Benefits
	2015	2014	2013
Components of net periodic pension cost:
Service cost	$32,582	$27,729	$32,773
Interest cost	39,628	37,468	33,707
Expected return on plan assets	(54,881)	(47,396)	(42,036)
Amortization of prior service cost	195	198	198
Amortization of net loss	10,394	2,294	13,288
Settlements	3,358	2,370	1,778
Special termination benefit	422	—	—

Net periodic pension costs	$31,698	$22,663	$39,708

	Other Postretirement Plans
	2015	2014	2013
Components of net periodic postretirement benefit costs:
Service cost	$37	$79	$153
Interest cost	264	318	431
Amortization of prior service credit	(62)	(334)	—
Amortization of net loss (gain)	14	(75)	112
Curtailment gain	—	(2,096)	—

Net periodic other postretirement benefit costs (credits)	$253	$(2,108)	$696

Changes in Plan Assets and Benefit Obligations

Changes in plan assets and benefit obligations recorded in Other comprehensive income (loss) for pension and Other postretirement benefits for the last three fiscal years were as follows (in thousands):

	Pension Benefits
	2015	2014	2013
Changes recognized in other comprehensive income (loss):
Actuarial (loss) gain	$(3,171)	$(160,345)	$112,816
Curtailment	73,191	—	—
Amortization of prior service cost	195	198	198
Amortization of net loss	10,394	2,294	13,288
Settlements	3,358	2,370	1,778

Net amount recognized	$83,967	$(155,483)	$128,080

	Other Postretirement Plans
	2015	2014	2013
Changes recognized in other comprehensive income (loss):
Actuarial gain (loss)	$1,035	$(986)	2,198
Prior service (cost) credit	(1,291)	3,612	—
Amortization of prior service credit	(62)	(334)	—
Amortization of net loss (gain)	14	(75)	112
Curtailment	—	(2,096)	—

Net amount recognized	$(304)	$121	$2,310

Funded Status of the Defined Benefit Plans

The funded status of the defined benefit plans for the last three fiscal years was as follows (in thousands):

	Pension Benefits
	2015	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of period	$970,469	$733,752	$795,989
Service cost	32,582	27,729	32,773
Interest cost	39,628	37,468	33,707
Actuarial (gain) loss	(73,282)	199,807	(98,962)
Curtailment	(73,191)	—	—
Settlements	(15,287)	(11,517)	(13,186)
Special termination benefit	422	—	—
Benefit disbursements	(18,455)	(16,770)	(16,569)

Benefit obligation at end of period	862,886	970,469	733,752

Change in plan assets:
Fair value of plan assets at beginning of period	749,166	641,749	566,768
Return on plan assets	(21,572)	86,857	55,890
Employer contribution	48,489	48,847	48,846
Settlements	(15,287)	(11,517)	(13,186)
Benefit disbursements	(18,455)	(16,770)	(16,569)

Fair value of plan assets at end of period	742,341	749,166	641,749

Net amount recognized	$(120,545)	$(221,303)	$(92,003)

	Other Postretirement Plans
	2015	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of period	$6,789	$9,375	$11,357
Service cost	37	79	153
Interest cost	264	318	431
Employee contributions	209	215	219
Actuarial (gain) loss	(1,035)	986	(2,198)
Curtailment	—	(3,612)	—
Plan amendment	1,291	—	—
Benefit disbursements	(581)	(572)	(587)

Benefit obligation at end of period	6,974	6,789	9,375

Change in plan assets:
Fair value of plan assets at beginning of period	—	—	—
Employer contribution	372	357	369
Employee contributions	209	215	219
Benefit disbursements	(581)	(572)	(587)

Fair value of plan assets at end of period	—	—	—

Net amount recognized	$(6,974)	$(6,789)	$(9,375)

	Pension Benefits
	2015	2014	2013
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation—current	$(546)	$(453)	$(401)
Accrued benefit obligation—noncurrent	(119,999)	(220,850)	(91,602)

Net amount recognized in the consolidated balance sheets	$(120,545)	$(221,303)	$(92,003)

Amounts recognized in Accumulated other comprehensive loss consist of the following:
Prior service cost	$(438)	$(634)	$(832)
Net loss	(147,675)	(231,446)	(75,765)

Net loss recognized in Accumulated other comprehensive loss	$(148,113)	$(232,080)	$(76,597)

Additional information:
Accumulated benefit obligation	$854,858	$888,937	$679,225
Unfunded prepaid ( accrued) pension cost	27,568	10,777	(15,406)

	Other Postretirement Plans
	2015	2014	2013
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation—current	$(525)	$(533)	$(583)
Accrued benefit obligation—noncurrent	(6,449)	(6,256)	(8,792)

Net amount recognized in the consolidated balance sheets	$(6,974)	$(6,789)	$(9,375)

Amounts recognized in Accumulated other comprehensive loss consist of the following:
Net gain	$1,064	$1,368	$1,247

Net gain recognized in Accumulated other comprehensive income	$1,064	$1,368	$1,247

Additional information—unfunded accrued benefit cost	$(8,038)	$(8,157)	$(10,622)

	Pension Benefits	Other Postretirement Benefits
Amounts expected to be amortized from Accumulated other comprehensive loss in the next fiscal year:
Net loss (gain)	$7,210	$(71)
Prior service cost	157	6

Net expected to be amortized	$7,367	$(65)

Assumptions to Determine Benefit Obligations at Period-end and Net Pension Costs

Weighted average assumptions used to determine benefit obligations at period-end and net pension costs for the last three fiscal years were as follows:

	Pension Benefits
	2015	2014	2013
Benefit obligation:
Discount rate	4.64%	4.25%	5.19%
Annual compensation increase	3.60%	3.60%	3.60%
Net cost:
Discount rate	4.25%	5.19%	4.29%
Expected return on plan assets	7.00%	7.25%	7.25%
Annual compensation increase	3.60%	3.60%	3.60%

	Other Postretirement Plans
	2015	2014	2013
Benefit obligation—discount rate	4.40%	4.05%	4.80%
Net cost—discount rate	4.05%	4.80%	3.90%

Assumed Health Care Trend Rates

The assumed healthcare trend rates for the last three fiscal years were as follows:

	2015	2014	2013
Immediate rate	7.40%	7.10%	7.30%
Ultimate trend rate	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2038	2028	2028

Schedule of Level Three Defined Benefit Plan Assets

The following table (in thousands) sets forth the fair value of our defined benefit plans’ assets by asset fair value hierarchy level.

	Asset Fair Value as of January 2, 2016
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,576	$—	$—	$4,576
Mutual funds:
Domestic equities	33,033	—	—	33,033
International equities	26,760	—	—	26,760
Long-term debt securities:
Corporate debt securities:
Domestic	—	181,973	—	181,973
International	—	18,000	—	18,000
U.S. government securities	—	143,904	—	143,904
Government agencies securities	—	7,789	—	7,789
Other	—	3,216	—	3,216

	$64,369	$354,882	$—	419,251

Common collective trust funds:
Cash equivalents				5,272
Domestic equities				264,534
International equities				53,284

Total investments measured at NAV as a practical expedient				323,090

Total defined benefit plans’ assets				$742,341

	Asset Fair Value as of December 27, 2014
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$5,800	$—	$—	$5,800
Mutual funds:
Domestic equities	32,348	—	—	32,348
International equities	23,199	—	—	23,199
Long-term debt securities:
Corporate debt securities:
Domestic	—	199,500	—	199,500
International	—	25,633	—	25,633
U.S. government securities	—	136,048	—	136,048
Government agencies securities	—	10,270	—	10,270
Other	—	4,070	—	4,070

	$61,347	$375,521	$—	436,868

Common collective trust funds:
Cash equivalents				3,897
Domestic equities				259,627
International equities				48,774

Total investments measured at NAV as a practical expedient				312,298

Total defined benefit plans’ assets				$749,166

Estimated Future Benefit Payments

Estimated future benefit payments, under Company sponsored plans as of January 2, 2016, were as follows (in thousands):

	Pension Benefits	Postretirement Plans
2016	$35,998	$525
2017	37,885	540
2018	37,339	555
2019	41,060	553
2020	42,313	544
Subsequent five years	221,289	2,599

Multiemployer Pension Plans

Pension Fund	EIN/ Plan Number	PPA Zone Status		FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates
		2015	2014
Central States, Southeast and Southwest Areas Pension Fund	36-6044243/001	Red	Red	Implemented	No	2/28/16 (1) to 3/31/20
Western Conference of Teamsters Pension Trust Fund	91-6145047/001	Green	Green	N/A	No	10/01/15(1) to 09/30/20
Minneapolis Food Distributing Industry Pension Plan	41-6047047/001	Green	Green	Implemented	No	4/1/17
Teamster Pension Trust Fund of Philadelphia and Vicinity	23-1511735/001	Yellow	Yellow	Implemented	No	2/10/18
Truck Drivers & Helpers Local 355 Pension Fund	52-6043608-001	Yellow	Yellow	Implemented	No	3/15/15(2)
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	36-6491473/001	Green	Green	N/A	No	6/30/18
United Teamsters Trust Fund A	13-5660513/001	Yellow	Yellow	Implemented	No	5/30/19
Warehouse Employees Local 169 and Employers Joint Pension Fund	23-6230368/001	Red	Red	Implemented	No	2/10/18
Warehouse Employees Local No. 570 Pension Fund	52-6048848/001	Green	Green	N/A	No	3/15/15(2)
Local 705 I.B. of T. Pension Trust Fund	36-6492502/001	Red	Red	Implemented	No	12/29/18

(1)	The collective bargaining agreement for this pension fund is operating under terms of the old agreement or an extension.
(2)	The Company is currently engaged in discussions with unions representing certain employees regarding its tentative decision to close a distribution facility. The collective bargaining agreement for these pension funds are operating under terms of the old agreements.

Contributions to Multiemployer Pension Plans

The following table provides information about the Company’s contributions to its multiemployer pension plans. For plans that are not individually significant to the Company, the total amount of USF contributions is aggregated.

	USF Contribution(1)(2) (in thousands)			USF Contributions Exceed 5% of Total Plan Contributions(3)
Pension Fund	2015	2014	2013	2014	2013
Central States, Southeast and Southwest Areas Pension Fund	$4,115	$3,930	$3,908	No	No
Western Conference of Teamsters Pension Trust Fund	10,227	9,761	9,249	No	No
Minneapolis Food Distributing Industry Pension Plan	5,200	5,026	4,565	Yes	Yes
Teamster Pension Trust Fund of Philadelphia and Vicinity	3,461	3,163	2,939	No	No
Truck Drivers and Helpers Local 355 Pension Fund	1,321	1,373	1,428	Yes	Yes
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	1,366	1,282	1,036	Yes	Yes
United Teamsters Trust Fund A	1,554	1,537	1,816	Yes	Yes
Warehouse Employees Local 169 and Employers Joint Pension Fund	897	907	981	Yes	Yes
Warehouse Employees Local No. 570 Pension Fund	908	863	929	Yes	Yes
Local 705 I.B. of T. Pension Trust Fund	2,729	2,479	2,189	No	No
Other Funds	1,852	1,723	1,818	—	—

	$33,630	$32,044	$30,858

(1)	Contributions made to these plans during the Company’s fiscal year, which may not coincide with the plans’ fiscal years.
(2)	Contributions do not include payments related to multiemployer pension withdrawals as described in Note 13, Restructuring Liabilities.
(3)	Indicates whether the Company was listed in the respective multiemployer plan Form 5500 for the applicable plan year as having made more than 5% of total contributions to the plan.